Leases - Summary of maturities of lease liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Operating Lease Liability Maturity [Abstract]
2022	¥ 17,111
2023	6,308
2024	4,476
2025	4,700
2026	3,655
Total undiscounted lease payments	36,250
Less: Imputed interest	(2,894)
Total lease liabilities	¥ 33,356	¥ 43,296	¥ 85,143